Offsetting of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Amounts Offset and Not Offset in the Consolidated Balance Sheet

(Canadian $ in millions)							2024
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1) (2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	$135,282	$24,375	$110,907	$5,738	$103,814	$72	$1,283
Derivative instruments	47,662	409	47,253	31,576	2,294	3,802	9,581
	$182,944	$24,784	$158,160	$37,314	$106,108	$3,874	$10,864

Financial Liabilities
Derivative instruments	$58,712	$409	$58,303	$31,576	$10,866	$7,378	$8,483
Securities lent or sold under repurchase agreements	135,166	24,375	110,791	5,738	104,266	258	529
	$193,878	$24,784	$169,094	$37,314	$115,132	$7,636	$9,012

							2023
Financial Assets
Securities borrowed or purchased under resale agreements	$118,128	$2,466	$115,662	$11,386	$102,852	$25	$1,399
Derivative instruments	40,513	537	39,976	26,674	3,266	4,569	5,467
	$158,641	$3,003	$155,638	$38,060	$106,118	$4,594	$6,866

Financial Liabilities
Derivative instruments	$50,730	$537	$50,193	$26,674	$7,837	$7,186	$8,496
Securities lent or sold under repurchase agreements	108,574	2,466	106,108	11,386	94,291	106	325
	$159,304	$3,003	$156,301	$38,060	$102,128	$7,292	$8,821
(1)	Financial assets received/pledged as collateral are disclosed at fair value and limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
(2)	Certain amounts of collateral are restricted from being sold or re pledged e xcept in the event of default or the occurrence of other predetermined events.
(3)	Not intended to represent our actual exposure to credit risk.